                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-21140
                                     ---------

                          FORTRESS INVESTMENT TRUST II
--------------------------------------------------------------------------------
               (Exact name of Registrant as specified in charter)

1251 Avenue Of The Americas, 16th Floor, New York, NY               10020
--------------------------------------------------------------------------------
      (Address of principal executive offices)                    (Zip code)

Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 798-6100
                                                     --------------

Date of fiscal year end:  December 31
                          -----------

Date Of Reporting Period:  June 30, 2004
                           -------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FORTRESS INVESTMENT TRUST II

TABLE OF CONTENTS

                                                                           PAGE
REVIEW REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM               1

CONSOLIDATED FINANCIAL STATEMENTS (Unaudited):

   Consolidated Statement of Assets and Liabilities at June 30, 2004         2

   Consolidated Schedule of Investments at June 30, 2004                     3

   Notes to Consolidated Schedule of Investments                             5

   Consolidated Statement of Operations for the Six Months Ended
      June 30, 2004 and Consolidated Financial Highlights for the
      Six Months Ended June 30, 2004 and for the Year Ended
      December 31, 2003 and for the period from July 2, 2002
      through December 31, 2002                                              6

   Consolidated Statement of Cash Flows for the Six Months Ended
      June 30, 2004                                                          7

   Consolidated Statement of Changes in Net Assets for the Six
      Months Ended June 30, 2004 and the Year Ended December 31, 2003        8

   Notes to Consolidated Financial Statements                                9

             Report of Independent Registered Public Accounting Firm


To the Members and Trustees of
Fortress Investment Trust II


We have reviewed the accompanying statement of assets and liabilities of Fortress Investment Trust II (the "Company"), including the schedule of investments, as of June 30, 2004, and the related statements of operations, cash flows, changes in net assets, and financial highlights for the six-months then ended. These financial statements and financial highlights are the responsibility of the Company's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying financial statements and financial highlights referred to above for them to be in conformity with U.S generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board, the statement of changes in net assets for the year ended December 31, 2003 and financial highlights for the year then ended and for the period from July 2, 2002 through December 31, 2002, and in our report dated February 28, 2004, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.


                                                           /s/ Ernst & Young LLP


August 27, 2004
New York, New York

FORTRESS INVESTMENT TRUST II

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
(dollar amounts in thousands)

                                                               June 30, 2004
ASSETS

        Investments in controlled affiliates, at fair
          value (cost $510,509)                                   $ 660,905
        Cash and cash equivalents                                       462
        Dividends receivable from controlled affiliates              27,244
        Deferred costs                                                3,852
        Due from affiliates                                           2,857
        Other assets                                                  1,441
                                                                  ---------
                                                                    696,761
                                                                  ---------

LIABILITIES

        Credit facility                                             115,150
        Interest payable                                                217
        Due to affiliates                                             3,271
        Other liabilities                                               757
        Preferred equity (mandatory redeemable)                         257
                                                                  ---------
                                                                    119,652
                                                                  ---------

Commitments and contingencies                                             -
                                                                  ---------
NET ASSETS                                                        $ 577,109
                                                                  =========
NET ASSETS CONSISTS OF:
        Capital paid in                                           $ 639,005
        Capital distributed                                        (224,914)
        Undistributed net investment income                               -
        Undistributed net realized capital gains                     12,622
        Accumulated net unrealized gain                             150,396
                                                                  ---------
                                                                  $ 577,109
                                                                  =========

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2004


                                                                                                  NUMBER OF
                                                                                                   SHARES,    DIVIDENDS,
                            % OF                                                                  PRINCIPAL/  INTEREST &
                          CONTROLLED   COST                                                        NOTIONAL   REALIZED      FAIR
                          AFFILIATE   (C) (D)  NAME OF ISSUE OR NATURE                              AMOUNT      GAINS       VALUE
CONTROLLED AFFILIATE (A)    OWNED     ($000S)  OF INDEBTEDNESS HELD BY CONTROLLED AFFILIATE         (000S)     (000S)       (000S)
FIT Capital Trading LLC     100%      $   911  U.S. Government treasury securities; 1.36%;        $ 500,275   $     -     $ 500,275
                                               sold July 2004

                                               Repurchase agreement with Bear, Stearns & Co.      $(499,490)        -      (499,490)
                                               Inc.; 1.42% interest; repaid July 2004

RESG Acquisition LLC        89.7%      14,945  Common Stock of RESG MIDL Corp., owner of debt             1        (4)       14,945
                                               and equity interests in a portfolio of retail
                                               real estate

IVY TWR LLC (f)              100%           -  SBAC Communications, a cell tower operator, 12%    $       -     1,685             -
                                               Senior Discount Notes; sold during the period

FIT HUD Acquisition LLC      100%      16,123  Four assisted living facilities                            -      (918)       15,811

FIT Pinn BL LLC (f)          100%           -  Pinnacle Holdings Inc., a cell tower operator,     $       -        89             -
                                               Discounted Secured Notes; LIBOR + 4.5%; repaid
                                               February 2004

FIT DVI LLC                  100%      15,905  Secured debt of DVI Receivables Inc., a medical    $  19,052       771        15,261
                                               receivables company; 3.6%, due September 2010

Green Tree MH              53.57%      21,743  74.67% of direct and indirect ownership in MH              -     9,499       106,065
Investment LLC                                 units in  Green Tree Investment Holdings II LLC,
                                               representing servicing rights & residual
                                               interests in a portfolio of manufactured housing
                                               loans

                                       88,503  Note receivable; 12.00%; due June 2013             $  88,503     5,271        88,503

                                               74.67% of direct and indirect ownership in HE/HI
Green Tree HE/HI                               units in Green Tree Investment Holdings II LLC,
Investment LLC             53.57%      73,114  representing servicing rights & residual                   -    13,120       106,679
                                               interests in a portfolio of home
                                               equity and home improvement loans

                                          960  Note receivable; 17.00%; due June 2009             $     960        86           960

Green Tree Residual                            100% of direct and indirect ownership in residual
Investment LLC             40.01%           -  units in Green Tree Investment Holdings II LLC             -         -             -

                                          960  Note receivable; 17.00%; due June 2009             $     960        81           960

Green Tree Investment                          100% of direct ownership interest in insurance
Holdings III LLC           40.01%       7,028  brokerage business                                         -         -        33,274

                                       38,016  Note receivable; 14.00%; due June 2013             $  38,016     2,124        38,016


See notes to consolidated schedule of investments and consolidated financial statements.

FORTRESS INVESTMENT TRUST II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2004


                                                                                               NUMBER OF
                                                                                                SHARES,
                            % OF                                                               PRINCIPAL/  DIVIDENDS,
                          CONTROLLED    COST                                                    NOTIONAL   INTEREST &
                          AFFILIATE    (C) (D)  NAME OF ISSUE OR NATURE OF                       AMOUNT     REALIZED     FAIR VALUE
CONTROLLED AFFILIATE (A)    OWNED      ($000S)  INDEBTEDNESS HELD BY CONTROLLED AFFILIATE       (000S)    GAINS (000S)    (000S)
FIT ALT Investor LLC        100%        64,895  Loan to FEBC-ALT Investors, LLC, an operator   $ 15,000              -       20,630
                                                of assisted living facilities; 15.00%; due
                                                December 2008

                                                15% Class A preferred membership interest in   $ 49,894              -       49,894
                                                FEBC-ALT Investors, LLC

Harbour Acquisition LP      100%        31,840  Non-performing, discounted term loan to WCM    E 32,213          8,826       32,458
                                                BETEILIGUNGS-UND GRUNDBESITZ AG, a German
                                                property company; 5.5%;

                                                Foreign currency hedges (e)                          (e)             -         (278)

Fortress Cayman Partners    100%        25,336  50% indirect ownership interest in Simon              -              -       27,410
                                                Storage Group Ltd., a UK petroleum and
                                                chemical storage company

                                                Foreign currency hedges (e)                          (e)             -         (698)

FIT NBA LLC                 100%        33,491  Non-perfoming, discounted bonds of National    $ 44,710              -       33,491
                                                Benevolent Association, a not-for-profit
                                                operator of continuing care and retirement
                                                assistance and assisted living facilities,
                                                interest rates ranging from 5.1% to 7.625%;
                                                maturities ranging from October 2004 to
                                                March 2030.

FIT CP LLC                  100%        76,739  Non-performing, discounted bonds of            $ 84,900              -       76,739
                                                Cornerstone Propane, a propane distribution
                                                company, interest rates ranging from
                                                7.33% to 8.08%; maturities ranging from
                                                July 2005 to January 2013
                                      --------                                                                --------    ---------
Total Investments (b)                 $510,509                                                                $ 40,630    $ 660,905
                                      ========                                                                ========    =========


See notes to consolidated schedule of investments and consolidated financial statements.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2004


(a) An affiliated company is a company in which Fortress Investment Trust II ("FIT II") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FIT II's controlled affiliates invest principally in real estate related assets.

(b) The United States Federal income tax basis of FIT II's investments at the end of the period was approximately $515.9 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $145.0 million (gross unrealized appreciation of $163.5 million and gross unrealized depreciation of $18.5 million).

(c)  Net of returns of capital.

(d) Purchases/fundings occurred throughout the period, except the investment in FIT NBA LLC and FIT CP LLC, each of which occurred in January 2004.

(e) The foreign currency hedges held by FIT II on behalf of its investments are comprised of the following:

FORWARD CONTRACTS

    Notional                                        Fair
     Amount                          Maturity       Value
    (000's)         Currency           Date        ($000s)
    --------        --------           ----        -------

Harbour Acquisition LP

   14,600,000          EUR            7/6/2004     $ (145)
   14,500,000          EUR            7/6/2004       (133)
                                                   ------
                                                   $ (278)
                                                   ======

Fortress Cayman Partners

    8,200,000          GBP           8/24/2004     $ (348)
    8,200,000          GBP           8/24/2004       (350)
                                                   ------
                                                   $ (698)
                                                   ======

(f) FIT II continues to maintain an investment in its controlled affiliates; however, the investment held by the controlled affiliate has been settled.


See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II

CONSOLIDATED STATEMENT OF OPERATIONS AND FINANCIAL
HIGHLIGHTS (Unaudited)
(dollar amounts in thousands, except per share data)

                                                               Six Months Ended
                                                                June 30, 2004
                                                               ----------------
Investment income:
Revenues

          Dividends from controlled affiliates                    $ 22,100
          Interest income from controlled affiliates                 9,029
          Other interest income                                          6
                                                                  --------
                                                                    31,135
                                                                  --------

Expenses

          General and administrative expense                         9,017
          Advisory fees                                              1,806
          Interest expense                                           1,838
          Other expenses                                                13
                                                                  --------
                                                                    12,674
                                                                  --------

Net investment income                                               18,461
Net realized gain from controlled affiliate investments              9,501
Net unrealized gain on controlled affiliate investments            148,889
                                                                  --------
Net gain on invesments                                             158,390
                                                                  --------
Net increase in net assets resulting from operations              $176,851
                                                                  ========



FINANCIAL HIGHLIGHTS

                                                                                                               Period from
                                                                                                              July 2, 2002
                                                                    Six Months Ended       Year Ended            through
Disclosure of certain ratios:                                         June 30, 2004    December 31, 2003    December 31, 2002
                                                                    ----------------   -----------------    -----------------
   Ratio of total expenses to average net assets                             5.2% *              9.9%                65.3%*
   Ratio of net investment income to average net assets                      7.6% *             32.4%                 8.1%*
   Portfolio turnover rate***                                               46.4% *             75.0%               886.4%*
   IRR                                                                     102.7%              107.4%                28.8%
   Total return                                                             61.1%              111.4%                 4.6%
Per share information:
   Net assets, beginning of period                                       $334.42              $68.15                $0.00
   Net investment income **                                                18.46               67.21                 0.92
   Net realized gain from controlled affiliate investments**                9.50               84.22                 0.00
   Net unrealized gain on controlled affiliate investments**              148.89                1.51                 0.00
                                                                        --------           ---------             --------
   Net increase in net assets resulting from operations**                 176.85              152.94                 0.92
   Contributions                                                          235.13              336.63                67.23
   Distributions (includes tax return of capital distributions of
        $121.04, $85.24 and $0.00, respectively)                         (169.29)            (223.30)                 0.0
                                                                        --------           ---------             --------
   Net assets, end of period                                             $577.11             $334.42               $68.15
                                                                        ========           =========             ========


*    Annualized.

** Based on the weighted average number of shares outstanding during the period of 1,000,000.

***  Rate is computed based on the purchases and sales of controlled affiliates.

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II

CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)
(dollar amounts in thousands)

                                                                                                Six Months Ended
                                                                                                 June 30, 2004
                                                                                                ----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                                                $ 176,851
Adjustments to reconcile net increase in net assets
    resulting from operations to net cash provided by
    operating activities:
    Net unrealized gain on controlled affiliate investments                                          (148,889)
    Investments in controlled affiliates                                                             (121,162)
    Distributions from controlled affiliates                                                          113,308
    Change in:
         Dividends receivable from controlled affiliates                                                9,036
         Deferred costs                                                                                (3,735)
         Due from affiliates and other assets                                                          (2,486)
         Interest payable                                                                                (187)
         Due to affiliates and other liabilities                                                       (6,158)
                                                                                                    ---------
Net cash provided by operating activities                                                              16,578
                                                                                                    ---------



CASH FLOWS FROM FINANCING ACTIVITIES:
    Draws on credit facility                                                                          138,050
    Repayments of credit facility                                                                    (250,550)
    Capital contributions                                                                             235,133
    Capital distributions                                                                            (139,020)
    Distributions from net investment income                                                          (18,461)
    Distributions of realized gains                                                                   (11,815)
                                                                                                    ---------
Net cash used in financing activities                                                                 (46,663)
                                                                                                    ---------

NET DECREASE IN CASH AND CASH EQUIVALENTS                                                             (30,085)

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                                                         30,547
                                                                                                    ---------

CASH AND CASH EQUIVALENTS, END OF PERIOD                                                            $     462
                                                                                                    =========

CASH PAID DURING THE PERIOD FOR INTEREST EXPENSE                                                    $   1,496
                                                                                                    =========

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
(dollar amounts in thousands)

                                                                                       Six Months Ended           Year Ended
                                                                                         June 30, 2004        December 31, 2003
                                                                                       ----------------       -----------------
Increase in net assets resulting from operations
  Net investment income                                                                   $   18,461               $  67,210
  Net realized and unrealized gain on controlled affiliate
  investments                                                                                158,390                  85,726
                                                                                          ----------               ---------

Net increase in net assets resulting from operations                                         176,851                 152,936

Capital contributions                                                                        235,133                 336,637
Capital distributions                                                                       (139,020)                (85,893)
Distributions from net investment income                                                     (18,461)                (68,124)
Distributions of realized gains                                                              (11,815)                (69,283)
                                                                                          ----------               ---------

Net increase in net assets                                                                   242,688                 266,273

Net assets, beginning of period                                                              334,421                  68,148
                                                                                          ----------               ---------

Net assets, end of period                                                                 $  577,109               $ 334,421
                                                                                          ==========               =========

Undistributed net investment income                                                       $        -               $       -
                                                                                          ==========               =========


See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2004

1.    ORGANIZATION

      Fortress Investment Trust II (together with its subsidiaries,"FIT II") was formed on July 2, 2002 as a Delaware business trust, and operates as a closed-end, non-diversified registered management investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). FIT II principally invests in real estate-related debt and equity securities. The sole substantive investors in FIT II are Fortress Investment Fund II LLC ("Fund II"), 95.9%, and FABP, LP ("FABP"), 4.1%.

      Fund II has total committed capital from investors of $1,199.2 million and FABP has total committed capital from investors of $50.8 million (collectively, the "Capital Commitment"). Such commitments are available for all Fund II and FABP business, respectively, including new investments, over the three years ending in February 2006. Subsequent to that date, the Capital Commitment may not be drawn to fund new investments, but is available to maintain the ongoing business of Fund II and FABP, respectively.

      The managing member of Fund II is Fortress Fund MM II LLC (the "Fund II Managing Member"). The Fund II Managing Member is owned by Fortress Investment Group LLC (the "Manager"). The Fund II Managing Member is entitled to an incentive return (the "Incentive Return") generally equal to 20% of Fund II's returns, as defined, subject to: 1) a 10% cumulative preferred return payable to Fund II's investors and 2) a clawback provision which requires amounts previously distributed as Incentive Return to be returned to Fund II if, upon liquidation of Fund II, the amounts ultimately distributed to each investor do not meet a 10% cumulative preferred return to the investors. Fund II is managed by the Manager pursuant to the Fund II Managing Member's operating agreement and a management agreement between the Manager and the Fund II Managing Member. An affiliate of the Manager has committed to contribute 1.5% of Fund II's and FABP's total committed capital. FABP is managed by the Manager under substantially the same terms as Fund II and FABP's operating agreement contains substantially the same terms as Fund II's, including the Incentive Return.

      During the six months ended June 30, 2004, Fund II issued membership interests (in connection with capital calls) to 46 unaffiliated investors and to an affiliate of the Manager for net proceeds of approximately $231.0 million. The Manager's affiliate invested a total of approximately $3.4 million in Fund II related to these issuances. Fund II subsequently invested substantially all of these amounts in FIT II, net of management and administrative fees paid to the Manager (Note 3). During the same period, FIT II distributed $162.4 million to Fund II, which was subsequently distributed to investors by Fund II. This included $8.2 million distributed to an affiliate of the Manager of which $6.0 million represented Incentive Return. As of June 30, 2004, Fund II had drawn, net of recallable capital distributions, $366.7 million (or 30.1%) of its committed capital.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2004

      During the six months ended June 30, 2004, FABP issued membership interests (in connection with capital calls) to one unaffiliated investor and to an affiliate of the Manager for net proceeds of approximately $9.8 million. The Manager's affiliate invested a total of approximately $0.1 million in FABP related to these issuances. FABP subsequently invested substantially all of these amounts in FIT II, net of management and administrative fees paid to the Manager (Note 3). During the same period, FIT II distributed $6.9 million to FABP, which was subsequently distributed to investors by FABP. This included $0.3 million distributed to an affiliate of the Manager of which approximately $0.2 million represented Incentive Return. As of June 30, 2004, FABP had drawn, net of recallable capital distributions, $15.6 million (or 30.1%) of its committed capital.

 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF ACCOUNTING - The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). As a RIC, FIT II reports its assets and liabilities at fair value, including its investments in subsidiaries. As a RIC, FIT II does not consolidate its majority-owned and controlled subsidiaries, except to the extent that such subsidiaries operate as investment companies or act as operating subsidiaries. None of FIT II's subsidiaries operated as an investment company during the period. FIT II's operating subsidiary, Fortress Capital Finance LLC II ("FCF II"), is consolidated. All significant intercompany transactions and balances have been eliminated.

      Certain prior year amounts have been reclassified to conform to the current year's presentation.

      USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      RISKS AND UNCERTAINTIES - In the normal course of business, FIT II may encounter primarily two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on FIT II's loans, securities and derivatives, as applicable, that results from a borrower's or derivative counterparty's inability or unwillingness to make required or expected payments. Market risk reflects changes in the value of investments in loans, securities or derivatives, as applicable, due to changes in interest rates or other market factors, including the value of the collateral underlying loans and the valuation of equity and debt securities held by FIT II. Management believes that the carrying values of its investments are reasonable, taking into consideration these risks along with estimated collateral values, payment histories and other borrower information, as well as its knowledge of the companies in which it has made equity investments. FIT II may also invest in the securities of companies located outside of the United States. FIT II's international operations, if any, are subject to the same risks associated with its United States operations as well as additional

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2004

      risks, such as fluctuations in foreign currency exchange rates, unexpected changes in regulatory requirements, heightened risk of political and economic instability, potential adverse tax consequences and the burden of complying with foreign laws. Additionally, FIT II is subject to significant tax risks. If FIT II were to fail to qualify as a Regulated Investment Company in any taxable year, it would be subject to federal income tax on its taxable income at regular corporate rates, which could be material.

      SECURITY AND LOAN VALUATION - Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, if any, for which the last quoted asked price is used. Short-term notes are stated at amortized cost, which approximates fair value. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined in accordance with FIT II's valuation policies as approved by FIT II's board of trustees.

      Investments which are not publicly traded are carried at fair value. At acquisition, fair value approximates cost. Events that could change the reported amount include: further financing by the investee company, receipt of a bona fide offer by FIT II for its investment, obtaining an independent estimate of the value of its investment, significant changes in the financial position or operating results of the investee company, and sales in recent public or private transactions of the same or similar securities, among others.

      Investments in entities whose functional currency is other than the U.S. Dollar are valued based on the spot rate of their respective currency at the end of the respective reporting period. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. FRIT does not isolate that portion of the results of operations resulting from changes in foreign currency rates on investments from the fluctuations arising from changes in the fair value of the issue or indebtedness held.

      Due to the inherent uncertainty of valuations of investments without a public market, which constitutes substantially all of FIT II's investments, the estimates of value may differ from the values that are ultimately realized by FIT II, and the differences could be material. All other assets and liabilities are stated at cost, which approximates fair value.

      FEDERAL INCOME TAXES - No income taxes have been provided for in these consolidated financial statements as FIT II's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its members.

      DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded on the ex-dividend date. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
 JUNE 30, 2004

      During the six months ended June 30, 2004, FIT II declared and paid aggregate distributions of $169.3 million to Fund II and FABP, which were, in turn, distributed to investors. Approximately $6.2 million of such distributions, in the aggregate, representing a portion of FIT II's taxable ordinary income and capital gains, was distributed as Incentive Return by Fund II and FABP. The tax character of these distributions is estimated as follows (in thousands):

                 Ordinary income                                 $  36,445
                 Long-term capital gain                             11,815
                 Return of capital                                 121,036
                                                                 ---------
                                                                 $ 169,296
                                                                 =========

      The tax character of these distributions may be affected by transactions occurring through the end of the year.

      The difference between book basis net investment income, plus net realized gains from controlled affiliates, and the distributions made is primarily due to the return of capital associated with fully realized investments.

      SECURITY TRANSACTIONS AND REVENUE RECOGNITION - FIT II records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis, as are fixed rate preferred dividends. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective interest method.

      CASH AND CASH EQUIVALENTS - FIT II considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Substantially all of FIT II's amounts on deposit with major financial institutions exceed insured limits.

3.    MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS

      The Manager is paid annual fees by Fund II and FABP in exchange for advising them on various aspects of their business, formulating their investment strategies, arranging for the acquisition and disposition of assets, arranging for financing, monitoring performance, and managing their day-to-day operations. In addition, the Manager is reimbursed for various expenses incurred by the Manager on their behalf, including the costs of legal, accounting and other administrative activities.

      The management fee is calculated at an annual rate of 1.0% of Fund II's and FABP's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined). The management fee decreases to 0.75% of Invested Capital in February 2007 and to 0.50% in February 2008. Furthermore, the Manager is paid an annual administrative fee on a graduated scale up to 0.5% of Fund II's and FABP's Invested Capital (as defined) or total

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
 JUNE 30, 2004

      equity commitments during the Capital Commitment Period (as defined), based on the size of each investor's capital commitment. The Manager's affiliate is not charged management or administrative fees for its investments in Fund II and FABP.

      During the six months ended June 30, 2004, the Manager earned $7.2 million of management and administrative fees, including fees from both Fund II and FABP, and gross of advisory fees (see below).

      Under an Investment Advisory Agreement between FIT II and FIG Advisors, LLC (the "Advisor"), FIT II has agreed to pay the Advisor an annual advisory fee (the "Advisory Fee") in an amount equal to 1.00% of the lesser of FIT II's (i) invested capital and (ii) average daily net assets ("NAV"), based on FIT II's invested capital or the daily NAV of its assets as of the first day of each semi-annual period for which the Advisory Fee is paid. During the six months ended June 30, 2004, an Advisory Fee of $1.8 million was earned. The Advisory Fee is calculated and paid semi-annually in arrears. The Advisory Fee paid by FIT II to the Advisor was offset by the management fee otherwise payable by Fund II and FABP to the Manager on a dollar for dollar basis. The Advisor is an affiliate of the Manager.

      The Incentive Return, as described in Note 1, is payable on a Portfolio Investment (as defined) basis, as realized. Accordingly, an Incentive Return may be paid in connection with a particular investment if and when such investment generates proceeds in excess of the capital called with respect to such investment, plus a 10% cumulative preferred return thereon. If upon liquidation of Fund II and FABP the aggregate amount paid as Incentive Return exceeds the amount actually due (that is, amounts that should instead have been paid to Fund II's and FABP's investors) after taking into account the aggregate return to investors, the excess is required to be returned (that is "clawed back") to Fund II and FABP. From inception through June 30, 2004, approximately $21.4 million of Incentive Return was distributed, including Incentive Return payable from both Fund II and FABP, all of which is subject to clawback.

      Certain employees and affiliates of FIT II, Fund II and the Manager own $0.3 million of mandatorily redeemable preferred equity in FIT II which is entitled to preferred dividends at an annual rate of 10% with a liquidation preference of $0.3 million.

      In 2003, an employee co-investment program was adopted whereby certain employees of the Manager and of FIT II's operating subsidiary have the opportunity to invest in Fund II by purchasing part of the Manager's investment. The purpose of the program is to align the interests of such employees with those of Fund II's Investors and to enable the Manager and FIT II's operating subsidiary to retain such employees and provide them with appropriate incentives and rewards for their performance. These employees are integral to the success of FIT II and Fund II. The Manager has set aside $9.5 million of its commitment to Fund II for this program.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
 JUNE 30, 2004

4.    COMMITMENTS AND CONTINGENCIES

      FINANCING ARRANGEMENT. FIT II has entered into a $300 million revolving credit agreement (the "Credit Agreement"), secured by the Capital Commitment. The Credit Agreement matures in April 2005 and bears interest at LIBOR + 0.95% (approximately 2.18% at June 30, 2004). During the six months ended June 30, 2004, the average balance outstanding was approximately $103.5 million or $103.47 per share and the average interest rate paid was approximately 2.09%.

      In addition, FIT II has posted a letter of credit in the amount of approximately $1.5 million through the Credit Agreement to secure certain obligations of subsidiaries of RESG Acquisition LLC to the seller of the portfolio.

      GUARANTEE OF SUBSIDIARY'S OBLIGATIONS - Simon Storage Group, Ltd (see Fortress Cayman Partners on FIT II's Schedule of Investments) has entered into a compensation arrangement with its management wherein such management would be entitled to a bonus ranging from GBP 1.3 million to GBP 1.8 million provided the investment achieves certain performance goals. FIT II has guaranteed the subsidiary's performance under this agreement. FIT II has not had prior claims or losses pursuant to the contract and expects the risk of loss to be remote. Utilizing the methodology in FIN No. 45, our estimate of the value of such agreement at June 30, 2004 is de minimis, and therefore an accrual has not been made in the financial statements.

Fortress Investment Trust II
Other Required Information
For the period ended 6/30/2004


During the period from 1/1/2004 to 6/30/2004, total remittance of remuneration by Fortress Investment Trust II to members of the board of trustees amounted to $257,191.78.

A description of the policies and procedures that Fortress Investment Trust II uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling collect (212) 798 6100 and on the SEC's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.

Not applicable for semi-annual reports.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics-Not applicable for semi-annual reports.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Investment Trust II

By: /s/ Jeffrey Rosenthal
    --------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Wesley R. Edens
    --------------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: September 9, 2004

By: /s/ Jeffrey Rosenthal
    --------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 9, 2004